Property, Plant and Equipment, Net - Property, Plant and Equipment and Investment Property Pledged as Collateral (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	₩ 4,012,215	₩ 4,525,885
Land [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	846,211	1,100,811
Buildings and structures [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	1,303,216	1,410,864
Machinery and equipment [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	1,828,174	₩ 2,014,210
Other property, plant and equipment [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	₩ 34,614